Income Taxes (Details) - Schedule of Components of Loss Before Income Taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Loss Before Income Taxes [Abstract]
Domestic					$ (8,925,899)	$ (20,999,110)
Foreign					(1,586,258)	(1,474,082)
Total	$ (528,951)	$ (1,535,787)	$ (3,530,376)	$ (5,019,067)	$ (10,512,157)	$ (22,473,192)